SHARE-BASED COMPENSATION	12 Months Ended
Jan. 03, 2021
Share-based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION:
The Company’s Long-Term Incentive Plan (the "LTIP") includes stock options, stock appreciation rights ('SARs'), and restricted share units. The LTIP allows the Board of Directors to grant stock options, SARs, dilutive restricted share units ("Treasury RSUs"), and non-dilutive restricted share units ("non-Treasury RSUs") to officers and other key employees of the Company and its subsidiaries. The number of common shares that are issuable pursuant to the exercise of stock options and the vesting of Treasury RSUs for the LTIP is fixed at 12,000,632. As at January 3, 2021, 117,606 common shares remained authorized for future issuance under this plan.
The exercise price payable for each common share covered by a stock option or SARs is determined by the Board of Directors at the date of the grant, but may not be less than the closing price of the common shares of the Company on the trading day immediately preceding the effective date of the grant. Most stock options vest equally beginning on the second, third, fourth, and fifth anniversary of the grant date. Stock options granted in fiscal 2020 all vest on the third anniversary of the grant date, subject to performance vesting conditions in some cases. SARs granted in fiscal 2020 vest on the third anniversary of the grant date, and all are subject to performance vesting conditions.
Holders of Treasury RSUs and non-Treasury RSUs are entitled to dividends declared by the Company which are recognized in the form of additional equity awards equivalent in value to the dividends paid on common shares. The vesting conditions of the additional equity awards are subject to the same performance objectives and other terms and conditions as the underlying equity awards. The additional awards related to outstanding Treasury RSUs and non-Treasury RSUs expected to be settled in common shares are credited to contributed surplus when the dividends are declared.

(a)    Stock options:
Outstanding stock options were as follows:

Stock options issued in Canadian dollars and to be exercised on the TSX:

	Number	Weighted exercise price (CA$)

Stock options outstanding, December 30, 2018	1,993	$33.60
Changes in outstanding stock options:
Exercised	(443)	26.45
Stock options outstanding, December 29, 2019	1,550	35.65
Changes in outstanding stock options:
Exercised	(87)	24.22
Stock options outstanding, January 3, 2021	1,463	$36.33

Stock options issued in U.S. dollars and to be exercised on the NYSE:
	Number	Weighted exercise price (US$)

Stock options outstanding, December 30, 2018	669	$29.01
Changes in outstanding stock options:
Forfeited	—	—
Stock options outstanding, December 29, 2019	669	29.01
Changes in outstanding stock options:
Granted	1,387	26.43
Stock options outstanding, January 3, 2021	2,056	$27.27
15. SHARE-BASED COMPENSATION (continued):

(a)    Stock options (continued):
As at January 3, 2021, 1,304,338 outstanding options issued in Canadian dollars to be exercised on the TSX were exercisable at the weighted average exercise price of CA$36.73 (December 29, 2019 - 822,394 options at CA$34.02), and 334,448 outstanding options issued in U.S. dollars and to be exercised on the NYSE, were exercisable at the weighted average exercise price of US$29.01 (December 29, 2019 - 167,224 options at US$29.01). For stock options exercised during fiscal 2020, the weighted average share price at the date of exercise was CA$30.48 (2019 - CA$47.24). Based on the Black-Scholes option pricing model, the grant date weighted average fair value of options granted during 2020 was $5.09. The following table summarizes the average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants for fiscal 2020:

2020

Exercise price	US$26.43
Risk-free interest rate	0.39%
Expected volatility	36.47%
Expected life	5 years
Expected dividend yield	2.57%

The following table summarizes information about stock options issued and outstanding and exercisable at January 3, 2021:

	Options issued and outstanding		Options exercisable
Exercise prices	Number	Remaining contractual life (yrs)	Number

CA$30.46	126	1	126
CA$33.01	543	3	384
CA$38.01	511	2	511
CA$42.27	283	5	283
	1,463		1,304
US$20.77	537	7	—
US$29.01	669	4	334
US$30.00	850	7	—
	3,519		1,638

The compensation expense related to stock options included in operating income for fiscal 2020 was $1.8 million (2019 - $2.6 million), and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.
15. SHARE-BASED COMPENSATION (continued):
(b)    Stock appreciation rights ("SARs"):
During the year ended January 3, 2021, 824,406 SARs were granted at the weighted average exercise price of US$30.00 (December 29, 2019 - nil) and remained outstanding with a remaining contractual life of 3 years as at January 3, 2021. Based on the Black-Scholes option pricing model, the grant date weighted average fair value of options granted during 2020 was $5.60. None of the outstanding SARs were exercisable as at January 3, 2021. The compensation expense related to SARs included in operating income for fiscal 2020 was $0.1 million (2019 - nil), and the counterpart has been recorded as contributed surplus. The following table summarizes the assumptions used in the option pricing model for the SARs granted in fiscal 2020:

2020

Exercise price	US$30.00
Risk-free interest rate	0.22%
Expected volatility	43.86%
Expected life	3 years
Expected dividend yield	2.32%

(c)    Restricted share units:
A Treasury RSU represents the right of an individual to receive one common share on the vesting date without any monetary consideration being paid to the Company. All Treasury RSUs awarded to date vest within a five-year vesting period. The vesting of at least 50% of each Treasury RSU grant is contingent on the achievement of performance conditions that are based on the Company’s average return on assets performance for the period as compared to the S&P/TSX Capped Consumer Discretionary Index, excluding income trusts.

Outstanding Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Treasury RSUs outstanding, December 30, 2018	106	$30.82
Changes in outstanding Treasury RSUs:
Granted	18	31.51
Granted for dividends declared	1	34.14
Settled through the issuance of common shares	(11)	25.97
Treasury RSUs outstanding, December 29, 2019	114	31.42
Changes in outstanding Treasury RSUs:
Granted for dividends declared	1	12.58
Settled through the issuance of common shares	(72)	31.65
Treasury RSUs outstanding, January 3, 2021	43	$30.47

As at January 3, 2021 and December 29, 2019, none of the outstanding Treasury RSUs were vested.

The compensation expense related to Treasury RSUs included in operating income for fiscal 2020 was $0.6 million (2019 - $0.6 million), and the counterpart has been recorded as contributed surplus. When the underlying shares are issued to the employees, the amounts previously credited to contributed surplus are transferred to share capital.
15. SHARE-BASED COMPENSATION (continued):

(c)    Restricted share units (continued):
Outstanding non-Treasury RSUs were as follows:

	Number	Weighted average fair value per unit

Non-Treasury RSUs outstanding, December 30, 2018	1,374	$28.52
Changes in outstanding non-Treasury RSUs:
Granted	509	34.89
Granted for additional performance conditions	93	25.57
Granted for dividends declared	26	29.21
Settled - common shares	(256)	25.59
Settled - payment of withholding taxes	(170)	25.59
Forfeited	(154)	29.24
Non-Treasury RSUs outstanding, December 29, 2019	1,422	31.42
Changes in outstanding non-Treasury RSUs:
Granted	967	25.47
Granted for dividends declared	25	12.58
Settled - common shares	(128)	29.06
Settled - payment of withholding taxes	(67)	29.16
Forfeited	(342)	25.70
Non-Treasury RSUs outstanding, January 3, 2021	1,877	$29.38

Non-Treasury RSUs have the same features as Treasury RSUs, except that their vesting period is a maximum of three years and they can be settled in cash based on the Company’s share price on the vesting date, or through the delivery of common shares purchased on the open market, at the Company's option. Non-Treasury RSUs are settled in common shares purchased on the open market, and to the extent that the Company has an obligation under tax laws to withhold an amount for an employee’s tax obligation associated with the share-based payment the Company settles non-Treasury RSUs on a net basis. Most of the outstanding non-Treasury RSUs awarded to executive officers have vesting conditions that are dependent upon the attainment of strategic performance objectives which are set based on the Company’s long-term strategic plan. A portion of non-Treasury RSU awards which vested in fiscal 2020 were dependent upon the financial performance of the Company relative to a benchmark group of Canadian publicly listed companies. In addition, up to two times the actual number of non-Treasury RSUs awarded can vest if exceptional financial performance is achieved. As at January 3, 2021 and December 29, 2019, none of the outstanding non-Treasury RSUs were vested.

The compensation cost related to non-Treasury RSUs included in operating income for fiscal 2020 was a recovery of $0.5 million (2019 - $12.9 million expense), and the counterpart has been recorded as contributed surplus. When the underlying common shares are delivered to employees for settlement upon vesting, the amounts previously credited to contributed surplus are transferred to share capital.
15. SHARE-BASED COMPENSATION (continued):

(d)    Deferred share unit plan:
The Company has a deferred share unit plan for independent members of the Company’s Board of Directors who must receive at least 50% of their annual board retainers in the form of deferred share units ("DSUs"). The value of these DSUs is based on the Company’s share price at the time of payment of the retainers or fees. Holders of deferred share units are entitled to dividends declared by the Company which are recognized in the form of additional awards equivalent in value to the dividends paid on common shares. DSUs granted under the plan will be redeemable and the value thereof payable in cash only after the director ceases to act as a director of the Company. As at January 3, 2021, there were 301,077 (December 29, 2019 - 234,827) DSUs outstanding at a value of $8.4 million (December 29, 2019 - $6.9 million). This amount is included in accounts payable and accrued liabilities based on a fair value per deferred share unit of $28.01 (December 29, 2019 - $29.55). The DSU obligation is adjusted each quarter based on the market value of the Company’s common shares. The Company includes the cost of the DSU plan in selling, general and administrative expenses, which for fiscal 2020 was $1.8 million (2019 - $1.8 million).

Changes in outstanding DSUs were as follows:

	2020	2019

DSUs outstanding, beginning of fiscal year	235	275
Granted	90	48
Granted for dividends declared	2	3
Redeemed	(26)	(91)
DSUs outstanding, end of fiscal year	301	235

(e)    Employee share purchase plans:
The Company has employee share purchase plans which allow eligible employees to authorize payroll deductions of up to 10% of their salary to purchase common shares of the Company at a price of 90% of the then current share price as defined in the plans from Treasury. Employees purchasing shares under the plans subsequent to January 1, 2008 must hold the shares for a minimum of two years. The Company has reserved 5,000,000 common shares for issuance under the plans. As at January 3, 2021, 4,520,954 common shares remained authorized for future issuance under the plans. Included as compensation costs in selling, general and administrative expenses is $0.1 million (2019 - $0.2 million) relating to the employee share purchase plans.